FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 23 – FINANCIAL INSTRUMENTS

a)	Categories of financial assets and financial liabilities

The following tables set out, for financial assets and liabilities as of December 31, 2019 and 2018, the supplementary disclosures on financial instruments required by IFRS 7 and the detail of gains and losses established by IFRS 9.

		Fair value
As of December 31, 2019			accounted
		accounted	through other
	Amortized	through profit	comprehensive
	cost	or loss	Income	Total
Assets
Cash and cash equivalents (1)	2,421	23,161	—	25,582
Investments	1,066	360	—	1,426
Trade receivables	17,048	—	—	17,048
Other receivables (2)	1,409	163	—	1,572
Total	21,944	23,684	—	45,628

Liabilities
Trade payables	34,318	—	—	34,318
Financial debt	151,621	242	133	151,996
Salaries and social security payables	10,802	—	—	10,802
Leases liabilities	6,311	—	—	6,311
Other liabilities and dividends payables (2)	291	—	—	291
Total	203,343	242	133	203,718
(1)	Includes 1,718 as of December 31, 2019, corresponding to Cash and banks, which were measured as financial assets at amortized cost by the Company.
(2)	Only includes financial assets and liabilities according to the scope of IFRS 7.

		Fair value
As of December 31, 2018		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
	cost	loss	Income	Total
Assets
Cash and cash equivalents (1)	10,509	92	—	10,601
Investments	8,107	1,121	—	9,228
Trade receivables	26,884	—	—	26,884
Other receivables (2)	2,002	1,011	213	3,226
Total	47,502	2,224	213	49,939

Liabilities
Trade payables	36,034	—	—	36,034
Financial debt	121,858	154	—	122,012
Salaries and social security payables	9,684	—	—	9,684
Other liabilities and dividends payables (2)	535	—	—	535
Total	168,111	154	—	168,265
(1)	Includes 2,889 as of December 31, 2018, corresponding to Cash and banks, which were measured as financial assets at amortized cost by the Company.
(2)	Only includes financial assets and liabilities according to the scope of IFRS 7.

Gains and losses by category – Year 2019

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	7,421	654
Financial liabilities at amortized cost	(19,848)	(13,701)
Financial assets at fair value through profit or loss	2,600	966
Financial liabilities at amortized cost through profit or loss	(1,190)	—
Total	(11,017)	(12,081)

Gains and losses by category – Year 2018

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	11,782	2,972
Financial liabilities at amortized cost	(63,332)	(9,594)
Financial assets at fair value through profit or loss	3,406	1,538
Financial liabilities at fair value through profit or loss	(352)	—
Total	(48,496)	(5,084)

a)	Fair value hierarchy and other disclosures

IFRS 7 establishes a hierarchy of fair value, based on the information used to measure the financial assets and liabilities and also establishes different valuation techniques. According to IFRS 7, valuation techniques used to measure fair value shall maximize the use of observable inputs.

The measurement at fair value of the financial instruments of Telecom are classified according to the three levels set out in IFRS 7:

-Level 1: Fair value determined by quoted prices (unadjusted) in active markets for identical assets or liabilities.

-Level 2: Fair value determined based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (e.g. as prices) or indirectly (e.g. derived from prices).

-Level 3: Fair value determined by unobservable inputs where the reporting entity is required to develop its own assumptions.

Financial assets and liabilities recognized at fair value as of December 31, 2019 and 2018, their inputs, valuation techniques and the level of hierarchy are listed below:

Mutual Funds: These investments are included in Cash and cash equivalents and Investments. Telecom and its subsidiaries have other short-term investments amounting to $23,224 and $94 as of December 31, 2019 and 2018, respectively. The fair value is based on information obtained from active markets and corresponds to quoted market prices as of year-end; therefore, its valuation is classified as Level 1.

Government bonds: These bonds are included in “Investments” in the consolidated statement of financial position. As of December 31, 2019 and 2018 Telecom and its subsidiaries have Government bonds in an amount of $297 and $1,119, respectively. The fair value was determined using information from active markets, valuing each bond to its closing year market value, so, its valuation qualifies as Level 1.

Derivative financial instruments (Forward contracts to purchase US dollars at fixed exchange rates): The fair value of Telecom's and its subsidiaries NDF contracts, disclosed in the chapter “Hedge Accounting” was determined by information obtained in the most representative financial institutions in Argentina, the derivative financial instruments’ valuation was classified as Level 2.

During the years ended December 31, 2019 and 2018, there were no transfers between Levels of the fair value hierarchy.

According to IFRS 7, it is also required to disclose fair value information about financial instruments even if they are not recognized at fair value in the balance sheet, for which it is practicable to estimate fair value. The financial instruments which are discussed in this section include, among others, cash and cash equivalents, investments at amortized cost, accounts receivable, accounts payable and other instruments.

Derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in an immediate sale of the instrument. Also, because of differences in methodologies and assumptions used to estimate fair value, the Company’s fair values should not be compared to those of other companies.

The methods and assumptions used to estimate the fair values of each class of financial instrument falling under the scope of IFRS 7 as of December 31, 2019 and 2018 are as follows:

Cash and banks

Carrying amounts approximate its fair value.

Time deposits and Other investments at amortized cost (included in Cash and cash equivalents)

Telecom and its subsidiaries consider as cash and cash equivalents all short-term and highly liquid investments that are readily convertible to known amounts of cash, subject to an insignificant risk of changes in value and their original maturity or the remaining maturity at the date of purchase does not exceed 3 months. The carrying amount reported in the statement of financial position approximates fair value.

Current and non-current Investments valued at amortized cost

As of December 31, 2019, fair value of such investments amounts to $1,060 and its carrying value amounts to $1,066. As of December 31, 2018, fair value of such investments amounted to $6,630 and its carrying value amounted to $7,917.

Trade receivables

Carrying amounts are considered to approximate fair value due to the short term nature of these trade receivables. Noncurrent trade receivables have been recognized at their amortization cost, using the effective interest method and are not significant. All amounts that are assumed to be uncollectible within a reasonable period are written off and/or reserved.

Trade payables and Leases liabilities

The carrying amount of accounts payable and leases liabilities reported in the consolidated statement of financial position approximates its fair value due to the short term nature of these accounts payable. Noncurrent trade payables and leases liabilities have been discounted.

Financial Debt

As of December 31, 2019, fair value of Notes amounts to $52,401 and its carrying value amounts to $53,576. As of December 31, 2018, fair value of Notes amounted to $28,245 and its carrying value amounted to $29,052.

The fair value of the remaining loans, not considering Notes, approximates its carrying value. As of December 31, 2019 and 2018, respectively.

Salaries and social security payables

The carrying amount of Salaries and social security payables, reported in the consolidated statement of financial position approximates its fair value.

Other receivables, net (except for NDF) and other liabilities

The carrying amount of other receivables, net and other liabilities reported in the consolidated statement of financial position approximates its fair value.

b)	Hedge accounting

Telecom and its subsidiaries believe that a hedging relationship qualifies for hedge accounting if all of the following conditions established by the IFRS 9 are met:

a)The hedging relationship consists only of eligible hedging instruments and hedged items;

b)At the beginning of the hedge relationship, there is a formal designation and documentation of the hedging relationship and objective and strategy for risk management of the Company and its subsidiaries for undertaking the hedge. That documentation shall include identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the entity assesses whether the hedging relationship meets the requirements of hedge effectiveness (including analysis of sources of hedge ineffectiveness and how to determine the hedge ratio); and

c)The hedging relationship satisfies the following requirements of hedge effectiveness:

(i)The economic relationship between the hedged item and the hedging instrument;

(ii)The effect of credit risk is not predominant in respect of changes of value coming from this economic relationship, and

(iii)The coverage ratio of the hedging relationship is the same as the one provided by the amount of the hedged item that really covers the entity and the amount of the hedging instrument that the entity actually uses to cover that amount of the hedged item.

During years 2018 and 2019

•    LIBOR Hedges

During year ended December 31, 2017, Telecom Argentina entered into several NDF agreements to hedge the fluctuation of LIBOR from the IFC loan amounting to US$400 million. The agreements effective from March 15, 2017 hedge an amount if US$300 million, while those effective from September 15, 2017 hedge the outstanding US$ 100 million. Such NDF allow fixing the variable rate all along the loan term in a range between 2.087% and 2.4525% nominal annual rate (resulting in a weight average of 2.2258%).

As of December 31, 2018, Telecom recognized a receivable of $211, which is included in other receivables ($151 current and $60 non-current). Additionally, during the year ended December 31, 2018, Telecom recognizes gains of $4 related to those contracts that are included in Debt financial expenses – Interests on debts in Financial results.

As of December 31, 2019, Telecom recognized a liability of $133, which is included in other Financial Debt ($117 current and $16 non-current). Additionally, during the year ended December 31, 2019, Telecom recognizes gains of $52 related to those contracts that are included in Debt financial expenses – Interests on debts in Financial results.

During year ended December 31, 2017, Telecom Argentina entered into several NDF agreements to hedge the fluctuation of LIBOR from the International Finance Corporation loan amounting to US$100 million. The agreements hedge an amount of US$40 million and were agreed in two tranches of US$20 million each one, both of them starting on March 15, 2018 and fixing the variable rate all along the term of the loan to 2.1325% and 2.085% nominal annual rate, respectively.

As of December 31, 2018, Telecom recognized a receivable of $28, which is included in other receivables ( $18 current and $10 non-current). Additionally, during the year ended December 31, 2018, Telecom recognizes gains of $6 related to those contracts that are included in Debt financial expenses – Interests on debts in Financial result

As of December 31, 2019, Telecom recognized a liability of $10, which is included in Financial Debt ($8 current and $2 non-current). Additionally, during the year ended December 31, 2018, Telecom recognizes gains of $8 related to those contracts, that are included in Debt financial expenses – Interests on debts in Financial results.

•    Exchange rate Hedges

During year ended December 31, 2018, Telecom Argentina entered into several NDF agreements to hedge the fluctuation of the exchange rate from its loan portfolio (International Finance Corporation, Syndicated, Deustche Bank and Notes Series IV) amounting to US$306 million fixing the average exchange rate in 36.58 Argentine pesos/US$, expiring between June 2018 and May 2019. As of December 31, 2018, Telecom maintains NDF agreements for a total of US$166 million, of which $985 are recognized in Other receivables current and a liability of $153 which is included in Financial Debt current.

During the first six-month period of 2019, the mentioned agreements matured and Telecom recognized losses of $385 that are included in Foreign currency exchange gains in Financial Results, net.

During year ended December 31, 2019, Telecom Argentina entered into several NDF agreements to hedge the fluctuation of the exchange rate from its loan portfolio amounting to US$499 million fixing the average exchange rate in 52.50 Argentine pesos/US$, expiring between March 2019 and April 2020. During 2019, Telecom recognized gains related to these agreements of $1,099 that are included in Foreign currency exchange gains in Financial Results, net. As of December 31, 2019, Telecom maintains NDF agreements for a total of US$46.5 million for those that has recognized a receivable of $163, which is included in Other receivables current and a liability of $236 which is included in Financial Debt current.

In 2018, Telecom Argentina entered into several NDF agreements to hedge the fluctuation of the exchange rate of certain commercial obligations for an amount of US$118 million fixing the average exchange rate in 39.33 Argentine pesos/US$ expiring between August and October 2018. For these NDF agreements has recognized losses of $234 that are included in Other Financial results, net – Other Foreign currency exchange gains (losses).

Offsetting of financial assets and financial liabilities

The information required by the amendment to IFRS 7 as of December 31, 2019 of Telecom and its subsidiaries is as follows:

	As of December 31, 2019
		Other		Other
	Trade	receivables	Trade	liabilities
	receivables	(1)	payables	(1)
Current and noncurrent assets (liabilities) - Gross value	17,208	1,623	(34,478)	(342)
Offsetting	(160)	(51)	160	51
Current and noncurrent assets (liabilities) – Booked value	17,048	1,572	(34,318)	(291)

	As of December 31, 2018
		Other		Other
	Trade	receivables	Trade	liabilities
	receivables	(1)	payables	(1)
Current and noncurrent assets (liabilities) - Gross value	28,809	3,274	(37,959)	(583)
Offsetting	(1,925)	(48)	1,925	48
Current and noncurrent assets (liabilities) – Booked value	26,884	3,226	(36,034)	(535)

(1)Includes financial assets and financial liabilities according to IFRS 7.

Telecom and its subsidiaries offset the financial assets and liabilities to the extent that such offsetting is provided by offsetting agreements and provided that Telecom has the intention to make such offsetting, in accordance with requirements established in IAS 32. The main financial assets and liabilities offset correspond to transactions with other national and foreign operators including interconnection, CPP and Roaming (being offsetting a standard practice in the telecommunications industry at the international level that Telecom and its subsidiaries applies regularly). Offsetting is also applied to transactions with agents.